Note 4 - Liquidity and Management Plans (Details Textual) - USD ($)		2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 03, 2017	Mar. 31, 2017	Dec. 31, 2013	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2015	Mar. 17, 2017	Dec. 31, 2016
Proceeds from Incentive Payment Received	$ 460,000
Proceeds from Convertible Debt		$ 3,100,000	$ 3,100,000	$ 3,059,000
Convertible Debt [Member]
Proceeds from Convertible Debt				3,076,000
Long-term Debt, Gross		$ 3,100,000		$ 3,101,000		$ 2,775,000		$ 2,775,000
Debt Conversion, Converted Instrument, Shares Issued		418,332				200,776
Convertible Debt [Member] | The 2017 Notes [Member]
Debt Instrument, Qualified Financing, Minimum Proceeds		$ 2,000,000					$ 2,000,000